Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Cumulative Effect, Period of Adoption, Adjustment	Common Stock	Additional Paid-in Capital	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment	Accumulated Other Comprehensive (Loss) Gain
Beginning balance at Mar. 31, 2019	$ 974,400	$ 200	$ 230,000	$ 197,600	$ 577,100	$ 200	$ (30,300)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	241,500				241,500
Other comprehensive gain (loss)	(31,800)						(31,800)
Stock-based compensation	10,300		600	9,700
Dividends declared	(159,300)				(159,300)
Ending balance at Mar. 31, 2020	1,035,300		230,600	207,300	659,500		(62,100)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	262,800				262,800
Other comprehensive gain (loss)	55,500						55,500
Stock-based compensation	18,000		800	17,200
Issuance of ordinary shares	100			100
Dividends declared	(310,900)				(310,900)
Ending balance at Mar. 31, 2021	1,060,800		231,400	224,600	611,400		(6,600)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	459,100				459,100
Other comprehensive gain (loss)	(15,400)						(15,400)
Stock-based compensation	6,200		700	5,500
Issuance of ordinary shares	300			300
Dividends declared	(178,100)				(178,100)
Ending balance at Mar. 31, 2022	$ 1,332,900		$ 232,100	$ 230,400	$ 892,400		$ (22,000)